Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Lease rental income		$ 612,704	$ 549,454	$ 565,938
Trading container margin		3,450	1,456	(276)
Gain on sale of owned fleet containers, net		36,071	26,210	6,761
Depreciation expense		235,705	231,043	236,144
Container impairment		26,775	8,072	94,623
Interest expense		138,427	117,475	85,215
Write-off of unamortized deferred debt issuance costs and bond discounts		881	7,550
Realized gain (loss) on interest rate swaps, collars and caps, net		5,238	(1,191)	(8,928)
Unrealized loss (gain) on interest rate swaps, collars and caps, net		5,790	(4,094)	(6,210)
Segment income (loss) before income tax and noncontrolling interests		56,275	22,360	(61,323)
Total assets		4,744,296	4,380,342	4,294,026
Purchases of long-lived assets		766,006	419,222	476,162
Realized loss on interest rate swaps, collars and caps, net		(5,238)	1,191	8,928
Unrealized (loss) gain on interest rate swaps, collars and caps, net		(5,790)	4,094	6,210
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		501,362	444,888	460,427
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income		111,342	104,566	105,511
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income		498,414	442,219	458,246
Gain on sale of owned fleet containers, net		36,071	26,210	6,761
Depreciation expense		241,647	236,577	241,498
Container impairment		26,775	8,072	94,623
Interest expense		138,427	117,475	85,215
Write-off of unamortized deferred debt issuance costs and bond discounts		881	7,550
Realized gain (loss) on interest rate swaps, collars and caps, net		5,238	(1,191)	(8,928)
Unrealized loss (gain) on interest rate swaps, collars and caps, net		5,790	(4,094)	(6,210)
Segment income (loss) before income tax and noncontrolling interests		26,166	(1,707)	(84,252)
Total assets		4,648,938	4,316,272	4,261,296
Purchases of long-lived assets		765,297	418,288	474,956
Realized loss on interest rate swaps, collars and caps, net		(5,238)	1,191	8,928
Unrealized (loss) gain on interest rate swaps, collars and caps, net		(5,790)	4,094	6,210
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		498,414	442,219	458,246
Container Management
Segment Reporting Information [Line Items]
Lease rental income		114,290	107,235	107,692
Depreciation expense		794	776	876
Segment income (loss) before income tax and noncontrolling interests		20,322	15,376	18,134
Total assets		128,328	139,989	89,905
Purchases of long-lived assets		709	934	1,206
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		2,948	2,669	2,181
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income		111,342	104,566	105,511
Container Resale
Segment Reporting Information [Line Items]
Trading container margin		3,450	1,456	(276)
Segment income (loss) before income tax and noncontrolling interests		16,128	10,854	6,178
Total assets		45,110	10,873	6,010
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income tax and noncontrolling interests		(4,083)	(3,568)	(3,016)
Total assets		10,653	6,859	4,900
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	[1]	8,529	7,146	5,937
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue		8,529	7,146	5,937
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue		235	266	291
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue		48,646	39,529	38,080
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue		2,752	2,105	2,593
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue		12,132	9,477	8,493
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue		5,542	4,775	3,053
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense		(6,736)	(6,310)	(6,230)
Segment income (loss) before income tax and noncontrolling interests		(2,258)	1,405	1,633
Total assets		(88,733)	(93,651)	(68,085)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		$ (60,778)	$ (49,006)	$ (46,573)

[1]	Amounts for the years ended December 31, 2017 and 2016 have been reclassified to conform with 2018 presentation (see Note 1 (t) “Reclassifications and Changes in Presentation”).